Leases (Details) - Schedule of the components of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Costs
Total lease expenses	$ 352,645	$ 379,355
General and administrative expenses [Member]
Lease Costs
Operating lease expense	$ 352,645	$ 379,355